Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS III
AMG Managers Cadence Emerging Companies Fund
Supplement dated October 8, 2020 to the Prospectus, dated October 1, 2020
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Cadence Emerging Companies Fund (the “Fund”), a series of AMG Funds III (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on October 8, 2020 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Cadence Capital Management LLC (“Cadence”), effective October 8, 2020 (the “Implementation Date”). The appointment of GW&K was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Cadence with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on October 8, 2020, or the approval of a new subadvisory agreement between AMGF and GW&K by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of GW&K as the subadviser to the Fund, a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Cadence would have received under the Former Subadvisory Agreement.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Cadence Emerging Companies Fund to AMG GW&K International Small Cap Fund, (ii) made changes to its investment objective, principal investment strategies and principal risks, and (iii) replaced its existing benchmark index with the MSCI World ex USA Small Cap Index.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of AMG Managers Cadence Emerging Companies Fund shall refer to AMG GW&K International Small Cap Fund. All references to Cadence shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsburg as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Reid Galas, CFA, Karl M. Kyriss, CFA and Daniel L. Miller, CFA.
The section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Investment Objective” on page 3 is deleted and replaced with the following:
INVESTMENT OBJECTIVE
The investment objective of AMG GW&K International Small Cap Fund (the “Fund”) is to seek long-term capital appreciation.
The section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Principal Investment Strategies” beginning on page 3 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity securities issued by foreign, small market capitalization companies. The Fund invests in companies that GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), believes have the ability to grow earnings or asset value over the long term. Using its fundamental research process, GW&K seeks to identify quality companies trading at attractive prices, often under-researched or under-owned by other institutional investors, and possessing one or more of the following characteristics:

•	Stable and visible earnings or cash flow growth with a high-quality business franchise;

•	Under-appreciated growth potential trading at a discounted valuation;

•	Attractive assets with possible catalysts to unlock embedded value; or

•	Potential for rapid growth requiring a longer-term investment horizon to recognize underlying value
Until December 7, 2020, under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in “emerging companies.” The Fund defines “emerging companies” as companies the Subadviser believes: have improving fundamentals; are developing new products or technologies, entering new markets or growing market share within existing markets; and have stock that is reasonably valued by the market. In addition, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small market capitalization companies. Small market capitalization companies are those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the capitalization range of companies in the MSCI World ex USA Small Cap Index. As of August 31, 2020, the date of the latest rebalance of the MSCI World ex USA Small Cap Index, the capitalization range was $15.38 million to $9.91 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small market capitalization companies at any given time.
Additionally, under normal circumstances, the Fund invests at least 40% of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. If, in the view of GW&K, market conditions are not favorable, the Fund may invest less than 40% of its net assets in investments economically tied to countries other than the U.S. The Fund considers a company to be
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries.
The Fund may invest in equity securities, including common shares, preferred shares, depositary receipts and securities convertible into common shares, preferred shares and depositary receipts, and pooled investment vehicles, including exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”).
The section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Principal Risks” on page 4 is revised to reflect that the Fund is subject to the following additional principal risks:
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk
—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Exchange-Traded Fund Risk
—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
Foreign Investment Risk
—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about
non-U.S.
issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Geographic Focus Risk
—to the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.
Japan
. The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.
Political Risk
—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Also with respect to the section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Principal Risks” on page 4, “Sector Risk” and “Small- and Micro-Capitalization Stock Risk” are deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector may comprise a significant portion of the Fund’s portfolio. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Small-Capitalization Stock Risk
—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Also with respect to the section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Principal Risks” on page 4, the principal risks shall appear in the following order: Market Risk; Foreign Investment Risk; Small-Capitalization Stock Risk; Growth Stock Risk; Emerging Markets Risk; Currency Risk; Exchange-Traded Fund Risk; Geographic Focus Risk; High Portfolio Turnover Risk; Liquidity Risk; Management Risk; Political Risk; Real Estate Industry Risk; Sector Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Performance” beginning on page 4, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of October 8, 2020, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K International Small Cap Fund,” adopted its current investment strategies and began comparing its performance to the MSCI World ex USA Small Cap Index. The Fund’s performance information for periods prior to October 8, 2020 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Performance” on page 5 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/19

AMG GW&K International Small Cap Fund	1 Year	5 Years	10 Years	Since Inception 1
Class N Return Before Taxes	9.74%	10.71%	14.95%	—
Class N Return After Taxes on Distributions	9.74%	10.21%	14.69%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares	5.77%	8.46%	12.67%	—
Class I Return Before Taxes	9.88%	10.90%	15.19%	—
Class Z Return Before Taxes	10.01%	—	—	8.01%
MSCI World ex USA Small Cap Index 2 (reflects no deduction for fees, expenses or taxes)	25.41%	8.17%	8.04%	6.26%
Russell Microcap ® Growth Index 2 (reflects no deduction for fees, expenses or taxes)	23.33%	4.87%	10.69%	7.49%

1	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on May 31, 2017.
2
The MSCI World ex USA Small Cap Index replaced the Russell Microcap
®
Growth Index as the Fund’s benchmark on October 8, 2020 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

AMG FUNDS III
AMG Managers Cadence Mid Cap Fund
Supplement dated October 8, 2020 to the Prospectus, dated October 1, 2020
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Cadence Mid Cap Fund (the “Fund”), a series of AMG Funds III (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on October 8, 2020 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund to replace Cadence Capital Management LLC (“Cadence”) and the reorganization of the Fund with and into AMG GW&K Small/Mid Cap Fund, a series of AMG Funds (the “Reorganization”), subject in each case to the approval of shareholders of the Fund.
At the Meeting, the Board approved the appointment of GW&K as the subadviser to the Fund, effective October 8, 2020 (the “Implementation Date”), pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective for a term no longer than 150 days after the termination of the former subadvisory agreement with Cadence (the “Former Subadvisory Agreement”). The Interim Subadvisory Agreement will automatically terminate upon the earliest to occur of (i) the closing date of the Reorganization, (ii) shareholder approval and implementation of a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and (iii) the expiration of the Interim Subadvisory Agreement’s
150-day
maximum term. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Cadence would have received under the Former Subadvisory Agreement.
At the Meeting, the Board also approved (i) the longer-term appointment of GW&K as the subadviser to the Fund, (ii) the New Subadvisory Agreement, and (iii) the submission of the Reorganization and New Subadvisory Agreement to Fund shareholders for approval. If approved by Fund shareholders, the New Subadvisory Agreement would only go into effect in the event the Reorganization is not consummated prior to March 7, 2021, when the Interim Subadvisory Agreement will automatically terminate.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Cadence Mid Cap Fund to AMG GW&K Mid Cap Fund, and (ii) made changes to its principal investment strategies and principal risks.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of AMG Managers Cadence Mid Cap Fund shall refer to AMG GW&K Mid Cap Fund. All references to Cadence shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsburg as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Daniel L. Miller, CFA and Jeffrey W. Thibault, CFA.
The section titled “Summary of the Funds – AMG Managers Cadence Mid Cap Fund – Principal Investment Strategies” beginning on page 7 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund primarily invests in common stock of U.S.
mid-capitalization
companies. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap
Index (between $1.8 billion and $31.7 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of companies with medium market capitalizations at any given time. The Fund may also invest in securities of companies outside of the medium-market capitalization range.
The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth- or value-oriented characteristics. GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to assemble a portfolio of securities diversified as to companies and industries. The Subadviser may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.
The section titled “Summary of the Funds – AMG Managers Cadence Mid Cap Fund – Principal Risks” on page 8 is revised to remove “Real Estate Industry Risk” and “Sector Risk” as principal risks of the Fund and to reflect that the Fund is subject to the following additional principal risks:
Liquidity Risk
—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Small-Capitalization Stock Risk
—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Also with respect to the section titled “Summary of the Funds – AMG Managers Cadence Mid Cap Fund – Principal Risks” on page 8, the principal risks shall appear in the following order: Market Risk;
Mid-Capitalization
Stock Risk; Small-Capitalization Stock Risk; Growth Stock Risk; Value Stock Risk; Management Risk; and Liquidity Risk.
In the section titled “Summary of the Funds – AMG Managers Cadence Mid Cap Fund – Performance” beginning on page 8, the following is added after the first paragraph:
As of October 8, 2020, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Mid Cap Fund” and adopted its current investment strategies. The Fund’s performance information for periods prior to October 8, 2020 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.

AMG Managers Cadence Emerging Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS III
AMG Managers Cadence Emerging Companies Fund
Supplement dated October 8, 2020 to the Prospectus, dated October 1, 2020
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Cadence Emerging Companies Fund (the “Fund”), a series of AMG Funds III (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on October 8, 2020 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Cadence Capital Management LLC (“Cadence”), effective October 8, 2020 (the “Implementation Date”). The appointment of GW&K was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Cadence with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on October 8, 2020, or the approval of a new subadvisory agreement between AMGF and GW&K by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of GW&K as the subadviser to the Fund, a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Cadence would have received under the Former Subadvisory Agreement.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Cadence Emerging Companies Fund to AMG GW&K International Small Cap Fund, (ii) made changes to its investment objective, principal investment strategies and principal risks, and (iii) replaced its existing benchmark index with the MSCI World ex USA Small Cap Index.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of AMG Managers Cadence Emerging Companies Fund shall refer to AMG GW&K International Small Cap Fund. All references to Cadence shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsburg as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Reid Galas, CFA, Karl M. Kyriss, CFA and Daniel L. Miller, CFA.
The section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Investment Objective” on page 3 is deleted and replaced with the following:
INVESTMENT OBJECTIVE
The investment objective of AMG GW&K International Small Cap Fund (the “Fund”) is to seek long-term capital appreciation.
The section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Principal Investment Strategies” beginning on page 3 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity securities issued by foreign, small market capitalization companies. The Fund invests in companies that GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), believes have the ability to grow earnings or asset value over the long term. Using its fundamental research process, GW&K seeks to identify quality companies trading at attractive prices, often under-researched or under-owned by other institutional investors, and possessing one or more of the following characteristics:

•	Stable and visible earnings or cash flow growth with a high-quality business franchise;

•	Under-appreciated growth potential trading at a discounted valuation;

•	Attractive assets with possible catalysts to unlock embedded value; or

•	Potential for rapid growth requiring a longer-term investment horizon to recognize underlying value
Until December 7, 2020, under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in “emerging companies.” The Fund defines “emerging companies” as companies the Subadviser believes: have improving fundamentals; are developing new products or technologies, entering new markets or growing market share within existing markets; and have stock that is reasonably valued by the market. In addition, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small market capitalization companies. Small market capitalization companies are those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the capitalization range of companies in the MSCI World ex USA Small Cap Index. As of August 31, 2020, the date of the latest rebalance of the MSCI World ex USA Small Cap Index, the capitalization range was $15.38 million to $9.91 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small market capitalization companies at any given time.
Additionally, under normal circumstances, the Fund invests at least 40% of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. If, in the view of GW&K, market conditions are not favorable, the Fund may invest less than 40% of its net assets in investments economically tied to countries other than the U.S. The Fund considers a company to be
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries.
The Fund may invest in equity securities, including common shares, preferred shares, depositary receipts and securities convertible into common shares, preferred shares and depositary receipts, and pooled investment vehicles, including exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”).
The section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Principal Risks” on page 4 is revised to reflect that the Fund is subject to the following additional principal risks:
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk
—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Exchange-Traded Fund Risk
—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
Foreign Investment Risk
—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about
non-U.S.
issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Geographic Focus Risk
—to the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.
Japan
. The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.
Political Risk
—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Also with respect to the section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Principal Risks” on page 4, “Sector Risk” and “Small- and Micro-Capitalization Stock Risk” are deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector may comprise a significant portion of the Fund’s portfolio. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Small-Capitalization Stock Risk
—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Also with respect to the section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Principal Risks” on page 4, the principal risks shall appear in the following order: Market Risk; Foreign Investment Risk; Small-Capitalization Stock Risk; Growth Stock Risk; Emerging Markets Risk; Currency Risk; Exchange-Traded Fund Risk; Geographic Focus Risk; High Portfolio Turnover Risk; Liquidity Risk; Management Risk; Political Risk; Real Estate Industry Risk; Sector Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Performance” beginning on page 4, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of October 8, 2020, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K International Small Cap Fund,” adopted its current investment strategies and began comparing its performance to the MSCI World ex USA Small Cap Index. The Fund’s performance information for periods prior to October 8, 2020 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund – Performance” on page 5 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/19

AMG GW&K International Small Cap Fund	1 Year	5 Years	10 Years	Since Inception 1
Class N Return Before Taxes	9.74%	10.71%	14.95%	—
Class N Return After Taxes on Distributions	9.74%	10.21%	14.69%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares	5.77%	8.46%	12.67%	—
Class I Return Before Taxes	9.88%	10.90%	15.19%	—
Class Z Return Before Taxes	10.01%	—	—	8.01%
MSCI World ex USA Small Cap Index 2 (reflects no deduction for fees, expenses or taxes)	25.41%	8.17%	8.04%	6.26%
Russell Microcap ® Growth Index 2 (reflects no deduction for fees, expenses or taxes)	23.33%	4.87%	10.69%	7.49%

1	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on May 31, 2017.
2
The MSCI World ex USA Small Cap Index replaced the Russell Microcap
®
Growth Index as the Fund’s benchmark on October 8, 2020 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

AMG Managers Cadence Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS III
AMG Managers Cadence Mid Cap Fund
Supplement dated October 8, 2020 to the Prospectus, dated October 1, 2020
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Cadence Mid Cap Fund (the “Fund”), a series of AMG Funds III (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on October 8, 2020 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund to replace Cadence Capital Management LLC (“Cadence”) and the reorganization of the Fund with and into AMG GW&K Small/Mid Cap Fund, a series of AMG Funds (the “Reorganization”), subject in each case to the approval of shareholders of the Fund.
At the Meeting, the Board approved the appointment of GW&K as the subadviser to the Fund, effective October 8, 2020 (the “Implementation Date”), pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective for a term no longer than 150 days after the termination of the former subadvisory agreement with Cadence (the “Former Subadvisory Agreement”). The Interim Subadvisory Agreement will automatically terminate upon the earliest to occur of (i) the closing date of the Reorganization, (ii) shareholder approval and implementation of a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and (iii) the expiration of the Interim Subadvisory Agreement’s
150-day
maximum term. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Cadence would have received under the Former Subadvisory Agreement.
At the Meeting, the Board also approved (i) the longer-term appointment of GW&K as the subadviser to the Fund, (ii) the New Subadvisory Agreement, and (iii) the submission of the Reorganization and New Subadvisory Agreement to Fund shareholders for approval. If approved by Fund shareholders, the New Subadvisory Agreement would only go into effect in the event the Reorganization is not consummated prior to March 7, 2021, when the Interim Subadvisory Agreement will automatically terminate.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Cadence Mid Cap Fund to AMG GW&K Mid Cap Fund, and (ii) made changes to its principal investment strategies and principal risks.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of AMG Managers Cadence Mid Cap Fund shall refer to AMG GW&K Mid Cap Fund. All references to Cadence shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsburg as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Daniel L. Miller, CFA and Jeffrey W. Thibault, CFA.
The section titled “Summary of the Funds – AMG Managers Cadence Mid Cap Fund – Principal Investment Strategies” beginning on page 7 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund primarily invests in common stock of U.S.
mid-capitalization
companies. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap
Index (between $1.8 billion and $31.7 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of companies with medium market capitalizations at any given time. The Fund may also invest in securities of companies outside of the medium-market capitalization range.
The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth- or value-oriented characteristics. GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to assemble a portfolio of securities diversified as to companies and industries. The Subadviser may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.
The section titled “Summary of the Funds – AMG Managers Cadence Mid Cap Fund – Principal Risks” on page 8 is revised to remove “Real Estate Industry Risk” and “Sector Risk” as principal risks of the Fund and to reflect that the Fund is subject to the following additional principal risks:
Liquidity Risk
—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Small-Capitalization Stock Risk
—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Also with respect to the section titled “Summary of the Funds – AMG Managers Cadence Mid Cap Fund – Principal Risks” on page 8, the principal risks shall appear in the following order: Market Risk;
Mid-Capitalization
Stock Risk; Small-Capitalization Stock Risk; Growth Stock Risk; Value Stock Risk; Management Risk; and Liquidity Risk.
In the section titled “Summary of the Funds – AMG Managers Cadence Mid Cap Fund – Performance” beginning on page 8, the following is added after the first paragraph:
As of October 8, 2020, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Mid Cap Fund” and adopted its current investment strategies. The Fund’s performance information for periods prior to October 8, 2020 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.